SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND
       STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

                                   --------

Deutsche Core Equity Fund
Deutsche CROCI (Reg. TM) Equity Dividend Fund
Deutsche CROCI (Reg. TM) International Fund
Deutsche CROCI (Reg. TM) U.S. Fund
Deutsche Emerging Markets Equity Fund
Deutsche Enhanced Commodity Strategy Fund

Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche GNMA Fund
Deutsche High Income Fund

Deutsche Real Assets Fund
Deutsche Real Estate Securities Fund
Deutsche Short Duration Fund
Deutsche Small Cap Core Fund
Deutsche World Dividend Fund



As of June 5, 2017, Class T shares are available for purchase.






               Please Retain This Supplement for Future Reference


June 5, 2017
PRO_SAISTKR-340

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